Liquidity (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Liquidity [Abstract]
Liquidity
NOTE 2. LIQUIDITY
Overview
The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.
Management anticipates access to several sources of liquidity, including but not limited to: cash on hand, collection of patient accounts receivable and uncollected rent, debt refinancing, and debt borrowings, asset sales, and/or through the sale of additional securities during the twelve months from the date of this filing. At March 31, 2025, the Company had $0.5 million in unrestricted cash and $3.6 million of net accounts receivable, mainly consisting of patient accounts receivable and rent receivables, which the Company plans to collect over the next twelve months.
During the three months ended March 31, 2025, the Company's cash provided by operating activities was $0.2 million primarily due to the timing of accounts payable and accrued expense payments. The Company is seeking collection of the past due rent. In addition, management is working to expedite the time it takes to collect and receive aged patient receivables. Cash flow from operations in the future will be based on the operational performance of the facilities under the company's management, Glenvue, Meadowood and Mountain Trace.
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On January 6, 2025, the Company and SunLink Health Systems, Inc., a Georgia corporation (“SunLink”), issued a joint press release announcing the execution of an Agreement and Plan of Merger, dated as of January 3, 2025 (the “Original Merger Agreement”), by and between Regional and SunLink, pursuant to which, upon the terms and subject to the conditions set forth therein, SunLink will merge with and into Regional in exchange for the issuance of an aggregate of 1,410,000 shares of Regional common stock and 1,410,000 shares of Regional’s newly-authorized Series D 8% Cumulative Convertible Redeemable Preferred Stock with a liquidation preference of $10 per share.
On April 14, 2025, the Company and SunLink entered into an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”) with SunLink. The Merger Agreement provides that, among other things and subject to the terms and conditions of the Merger Agreement, SunLink will be merged with and into Regional (the “Merger”), with Regional surviving the Merger. The Merger Agreement amends and restates in its entirety the previously announced Original Merger Agreement.
The Merger Agreement amends the Original Merger Agreement, among other things, to: (i) increase the number of shares of common stock, no par value per share, of Regional (“Regional Common Stock”) constituting the Regional Common Stock Consideration (as defined in the Merger Agreement) from one share of Regional Common Stock to 1.1330 shares of Regional Common Stock; (ii) increase the initial Liquidation Preference (as defined in the Merger Agreement) with respect to the Regional Series D Preferred Stock from $10.00 to $12.50 per share of Regional Series D Preferred Stock; (iii) increase the initial Conversion Ratio (as defined in the Merger Agreement) with respect to the Regional Series D Preferred Stock from one share of Regional Common Stock to 1.1330 shares of Regional Common Stock for every three shares of Regional Series D Preferred Stock, provided that the number of shares of Regional Series D Preferred Stock required to convert into one share of Regional Common Stock would be subject to reduction (as described in the Merger Agreement); and (iv) provide that SunLink may pay one or two special dividends to its shareholders prior to the closing of the Merger, in such amounts and subject to such limitations as described in the Merger Agreement. The Merger Agreement has been approved by each company’s board of directors and completion of the transaction remains subject to the receipt of the approvals of the shareholders of both Regional and SunLink, regulatory approvals and satisfaction of customary closing conditions. See Note 14 – Subsequent Events for information on the Company's execution of the Merger Agreement.
The Company's common stock and Series A Preferred Stock (“securities”) was listed for trading on the NYSE American under the symbol “RHE” and “RHE-PA,” respectively, up until February 5, 2025 when it was suspended from trading as a result of not meeting certain listing requirements. Currently, the Company's common stock and Series A Preferred Stock are listed on the OTC Market under the symbol “RHEP” and “RHEPA,” respectively. On the OTC Market, selling our common stock and Series A Preferred Stock could be more difficult because smaller quantities of shares would likely be bought and sold, transactions could be delayed, and any security analysts’ coverage of us may be reduced. In addition, broker-dealers have certain regulatory burdens imposed upon them, which may discourage broker-dealers from effecting transactions in such securities, further limiting the liquidity of the common stock and Series A Preferred Stock. These factors could result in lower prices and larger spreads in the bid and ask prices for our securities. Such suspension from the NYSE American and continued or further declines in our share price could also greatly impair our ability to raise additional necessary capital through equity or debt financing and could significantly increase the ownership dilution to shareholders caused by our issuing equity in financing or other transactions. Any such limitations on our ability to raise debt and equity capital could prevent us from making future investments and satisfying maturing debt commitments.
Debt
As of March 31, 2025, the Company had $49.2 million in indebtedness, net of $1.0 million deferred financing costs and unamortized discounts. The Company anticipates net principal repayments of approximately $6.8 million during the next twelve-month period, approximately $2.6 million of routine debt service amortization, $0.2 million payment of bond debt, and $4.0 million of Southland's maturing debt.
Debt Covenant Compliance
At March 31, 2025, the Company was in compliance with the various financial and administrative covenants related to all of the Company's credit facilities.
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Evaluation of the Company's Ability to Continue as a Going Concern
Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company's current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company's consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company's consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
In applying applicable accounting guidance, management considered the Company's current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company's obligations due over the next twelve months, and the Company's recurring business operating expenses.
The Company concluded that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.

NOTE 2. LIQUIDITY
Overview
The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.
Management anticipates access to several sources of liquidity, including but not limited to: cash on hand, collection of patient accounts receivable and uncollected rent, debt refinancing, and debt borrowings, asset sales, and/or through the sale of additional securities during the twelve months from the date of this filing. At December 31, 2024, the Company had $582 thousand in unrestricted cash and $3.4 million of net accounts receivable, mainly consisting of patient account receivables and uncollected rent, which the Company plans to collect over the next twelve months.
During the year ended December 31, 2024, the Company's cash provided by operating activities of $1.9 million was primarily due to the timing of accounts payable and accrued expense payments. The Company is seeking collection of the past due rent. In addition, management is working to expedite the time it takes to collect and receive aged patient receivables. Cash flow from operations in the future will be based on the operational performance of the facilities under the company's management, Glenvue, Meadowood and Mountain Trace.
On January 6, 2025, the Company and SunLink Health Systems, Inc., a Georgia corporation (“SunLink”), issued a joint press release announcing the execution of an Agreement and Plan of Merger, dated as of January 3, 2025 (the “Merger Agreement”), by and between Regional and SunLink, pursuant to which, upon the terms and subject to the conditions set forth therein, SunLink will merge with and into Regional in exchange for the issuance of an aggregate of 1,410,000 shares of Regional common stock and 1,410,000 shares of Regional’s newly-authorized Series D 8% Cumulative Convertible Redeemable Preferred Stock with a liquidation preference of $10 per share. The merger has been approved unanimously by each company’s board of directors and completion of the transaction is subject to the receipt of the approvals of the shareholders of both Regional and SunLink, regulatory approvals and satisfaction of customary closing conditions, with Regional continuing as the surviving entity. Upon closing of the Merger transaction, the Company's shareholders will own approximately 57% of the combined company. See Note 15 – Subsequent Events for information on the Company's press release on January 6, 2025 announcing the execution of an Agreement and Plan of Merger.
The Company's common stock and Series A Preferred Stock (“securities”) was listed for trading on the NYSE American under the symbol “RHE” and “RHE-PA,” respectively, up until February 5, 2025 when it was suspended from trading as a result of not meeting certain listing requirements. Currently, the Company's common stock and Series A Preferred Stock are listed on the OTC Market under the symbol “RHEP” and “RHEPA,” respectively. On the OTC Market, selling our common stock and Series A Preferred Stock could be more difficult because smaller quantities of shares would likely be bought and sold, transactions could be delayed, and any security analysts’ coverage of us may be reduced. In addition, broker-dealers have certain regulatory burdens imposed upon them, which may discourage broker-dealers from effecting transactions in such securities, further limiting the liquidity of the common stock and Series A Preferred Stock. These factors could result in lower prices and larger spreads in the bid and ask prices for our securities. Such suspension from the NYSE American and continued or further declines in our share price could also greatly impair our ability to raise additional necessary capital through equity or debt financing and could significantly increase the ownership dilution to shareholders caused by our issuing equity in financing or other transactions. Any such limitations on our ability to raise debt and equity capital could prevent us from making future investments and satisfying maturing debt commitments. See Note 15 - Subsequent Events for more information on the NYSE American listing requirements.
Series A Preferred Stock Exchange Offer (“Exchange Offer”)
On June 30, 2023, the Company closed the Company’s offer to exchange (the “Exchange Offer”) any and all outstanding shares of the Company’s 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”) for newly issued shares of the Company’s Series B Preferred Stock. In connection with the completion of the Exchange Offer and the implementation of the Series A Charter Amendments and the Series B Charter Amendments, the liquidation preference of the Series A Preferred Stock was reduced, accumulated and unpaid dividends on the Series A Preferred Stock were eliminated and future dividends on the Series A Preferred Stock were eliminated. As a result, $50.4 million in accumulated and unpaid dividends on the Series A Preferred Stock were eliminated and, as of December 31, 2024 and December 31, 2023, there were no accumulated and unpaid dividends on the Series A Preferred Stock. Costs associated with these efforts were expensed as incurred in “Other expense, net” and were approximately $0.9 million for the year ended December 31, 2023. For further information regarding the Exchange Offer, Series A Charter Amendments and Series B Charter Amendments, see Note 11 – Common and Preferred Stock.
Series A Preferred Dividend Suspension
Prior to the Exchange Offer, as discussed above, we suspended the quarterly dividend payment with respect to our Series A Preferred Stock commencing with the fourth quarter of 2017, and on June 8, 2018, the Board suspended quarterly dividend payments indefinitely with respect to the Series A Preferred Stock. As of December 31, 2022, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company had approximately $45.9 million of undeclared preferred stock dividends in arrears. The dividend suspension provided the Company with additional funds to meet its ongoing liquidity needs. As the Company had failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividends periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods had increased to 12.875%, which was equivalent to approximately $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company had paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash. As discussed above, in connection with the completion of the Exchange Offer, accumulated and unpaid dividends on the Series A Preferred Stock were eliminated.
Debt
On October 25, 2024, the Company received a notice of acceleration and demand for payment from the lender of the Southland facility stating that the covenants of the deed of trust have been violated for failure to pay principal and interest. The lender accelerated the maturity dates and is requesting for the loans to be paid in full plus unpaid interest and late fees immediately.
On November 8, 2024, the Company obtained a $0.5 million line of credit with Exchange Bank. The line of credit accrues interest at 7.75% per annum with interest only payments payable monthly. As of December 31, 2024, the amount borrowed under the line of credit was $0.5 million and is included in “Other debt, net” on our consolidated balance sheets.
On November 22, 2024, the Company and Erin Property Holdings, LLC (the “Borrower”) entered into two Forbearance Agreements (the “Forbearance Agreements”) with Cadence Bank, N.A. (the “Lender”) relating to certain defaults by the Company and the Borrower under the loan agreements in the principal amount of $5.0 million due on July 27, 2036 (the “USDA Note”) and the principal amount of $0.8 million due on July 27, 2036 (the “SBA
Note” and, together with the USDA Note, the “Notes”) that were issued by the Borrower to the Company to reflect payment obligations pursuant to the Security Agreement, dated as of July 27, 2011 (the “Security Agreement”), between the Borrower and the Lender.
Pursuant to the Forbearance Agreements, (a) the Borrower agreed to make payments of $318,044 toward the USDA Note, $47,872 toward the SBA Note and $22,000 for estimated attorney fees incurred by the Lender no later than November 22, 2024, and (b) the Company and the Lender agreed, subject to the terms and conditions set forth in the Forbearance Agreements, to forbear from exercising its rights and remedies on account of the failure by the Company and the Borrower to pay the amounts due under the USDA Note and SBA Note by the expiration of the period (“Forebearance Period”) of May 22, 2025.
During the Forebearance Period, the Company and the Borrower shall make monthly payments of principal and interest in accordance with the terms of the USDA Note and the SBA Note with interest continuing to accrue in accordance with the terms of the Notes which amounts shall remain the obligation of the Company and the Borrower.
The remaining balances of the USDA Note and the SBA Note will be due at the end of the Forebearance Period and include all principal, interest, late charges and statutory attorney's fees.
Debt Refinance. For the years ended December 31, 2024 and 2023, the Company did not refinance any debt.
Debt Modification. For the years ended December 31, 2024 and 2023, the Company did not modify any debt.
As of December 31, 2024, the Company had $49.7 million in indebtedness, net of $1.0 million deferred financing and unamortized discounts. The Company anticipates net principal repayments of approximately $7.0 million during the next twelve-month period, which include approximately $1.4 million of routine debt service amortization, approximately $1.3 million payments on other non-routine debt, $4.1 million of debt due from forbearance agreement, and a $.2 million payment of bond debt. For further information, see Note 9 – Notes Payable and Other Debt.
Debt Covenant Compliance
At December 31, 2024 and December 31, 2023, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.
Operational Liquidity
For the year ended 2024 and 2023, the Healthcare Services net loss was $1.3 million and $2.5 million, respectively. In addition, the gross Account Receivable for the segment increased to $1.9 million in 2024 from $2.8 million in 2023. As described in more detail as referenced in Note 7 - Leases, the Company terminated the master lease. As of December 31, 2024 and December 31, 2023, the Company operated three and two facilities, respectfully.
Evaluation of the Company’s Ability to Continue as a Going Concern
Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the entity’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the entity to meet its obligations as they come due within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the entity will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months as well as the Company’s recurring business operating expenses.
The Company is able to conclude that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.